Debt (Convertible Promissory Note, Notes Payable and Promissory Notes) (Details)	1 Months Ended			9 Months Ended	12 Months Ended
	Apr. 30, 2016 USD ($) shares	Dec. 31, 2015 $ / shares	Dec. 30, 2015 USD ($) shares	Dec. 31, 2016 USD ($) shares	Mar. 31, 2016 USD ($) shares	Nov. 30, 2015 USD ($)	Oct. 31, 2015 USD ($)	Sep. 17, 2015 USD ($) $ / shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2014 shares
Debt Instrument [Line Items]
Debt outstanding				$ 7,500,597	$ 6,063,167				$ 6,411,627
Conversion price per share (in dollars per share) | $ / shares		$ 0.53						$ 0.45
Shares issued of DPPL (in shraes) | shares			450,379
Ownership percentage after share issuance		61.30%
Shares held in escrow (in shares) | shares	2,000,000			2,000,000
Class of Warrant or Right, Outstanding | shares				16,863,242	21,732,272				8,728,526	6,284,457
Promissory Note Issued and Included in Asset Purchase Agreement [Member]
Debt Instrument [Line Items]
Long term debt, face value	$ 727,285
Number of Debt Instruments	2
Calpian Residual Acquisition Debt [Member]
Debt Instrument [Line Items]
Debt outstanding					$ 546,440
Number of Debt Instruments					3
Subsequent Event [Member]
Debt Instrument [Line Items]
Shares held in escrow (in shares) | shares	2,000,000
Subsequent Event [Member] | Promissory Note Issued and Included in Asset Purchase Agreement [Member]
Debt Instrument [Line Items]
Long term debt, face value	$ 727,285
Convertible Debt [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Long term debt, face value			$ 2,000,000					$ 2,000,000
Notes, interest rate								10.00%
Conversion price per share (in dollars per share) | $ / shares								$ 0.60
Convertible debt, conversion price percentage of common stock value								85.00%
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Long Term Debt Portion with Extended Maturity Date				$ 622,679
Class of Warrant or Right, Outstanding | shares				59,709
Warrants and Rights Outstanding				$ 32,365
Notes Payable, Other Payables [Member] | Subscription Note Payable [Member]
Debt Instrument [Line Items]
Long term debt, face value							$ 6,000,000
Notes Payable, Other Payables [Member] | Promissory Note Issued and Included in Asset Purchase Agreement [Member]
Debt Instrument [Line Items]
Long term debt, face value	$ 720,084
Notes, interest rate	12.00%
Notes Payable, Other Payables [Member] | Second Promissory Note Issued As Part Of Purchase Price Adjustment Agreement [Member]
Debt Instrument [Line Items]
Long term debt, face value	$ 675,000
Notes Payable, Other Payables [Member] | Short Term Debt Issued As Part of Sale of U.S. Operations [Member]
Debt Instrument [Line Items]
Short-term debt						$ 59,434	$ 59,434
Notes Payable, Other Payables [Member] | Subsequent Event [Member] | First Promissory Note Issued As Part Of Purchase Price Adjustment Agreement [Member]
Debt Instrument [Line Items]
Long term debt, face value	$ 720,084
Notes, interest rate	12.00%
Notes Payable, Other Payables [Member] | Subsequent Event [Member] | Second Promissory Note Issued As Part Of Purchase Price Adjustment Agreement [Member]
Debt Instrument [Line Items]
Long term debt, face value	$ 675,000